Leases - Summary Of Supplemental Cash Flow And Other Information Related To Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash payments included in the measurement of operating lease liabilities	$ 178	$ 146
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	$ 3,565	$ 0